UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Golden Apple Income Inc.
Address: 5650 Yonge Street
         Toronto, ON M2M 4H5

Form 13F File Number: 028-10596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger Barton
Title: Secretary
Phone: 416.730.5321

Signature,               Place,                and Date of Signing:
Roger Barton             Toronto, Ontario      Monday, November 14, 2005

Report Type (Check only one.): [ ]  13F HOLDINGS REPORT.
                               [X]  13F NOTICE.
                               [ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:        Name
028-10597                    Ontario Teachers' Pension Plan Board